Consolidated Balance Sheet - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017 [1]
Non-current assets
Goodwill	£ 13,202.8	£ 12,952.9
Other	1,842.0	2,018.4
Property, plant and equipment	1,083.0	979.5
Interests in associates and joint ventures	796.8	1,065.2
Other investments	666.7	1,153.5
Deferred tax assets	153.0	160.3
Trade and other receivables	180.0	176.2
Non-current assets	17,924.3	18,506.0
Current assets
Corporate income tax recoverable	198.7	234.7
Trade and other receivables	13,101.5	12,530.7
Cash and short-term deposits	2,643.2	2,391.4
Current assets	15,943.4	15,156.8
Current liabilities
Trade and other payables	(15,038.4)	(14,241.1)
Corporate income tax payable	(545.9)	(649.3)
Bank overdrafts, bonds and bank loans	(1,025.1)	(624.1)
Current liabilities	(16,609.4)	(15,514.5)
Net current liabilities	(666.0)	(357.7)
Total assets less current liabilities	17,258.3	18,148.3
Non-current liabilities
Bonds and bank loans	(5,634.8)	(6,250.4)
Trade and other payables	(841.4)	(992.8)
Deferred tax liabilities	(479.5)	(513.7)
Provision for post-employment benefits	(184.3)	(206.3)
Provisions for liabilities and charges	(311.7)	(229.0)
Non-current liabilities	(7,451.7)	(8,192.2)
Net assets	9,806.6	9,956.1
Equity
Called-up share capital	133.3	133.3
Share premium account	569.7	568.5
Other reserves	393.5	761.7
Own shares	(1,255.7)	(1,171.1)
Retained earnings	9,541.4	9,194.9
Equity shareholder's funds	9,382.2	9,487.3
Non-controlling interests	424.4	468.8
Total equity	£ 9,806.6	£ 9,956.1

[1]	Prior year figures have been restated for the impact of the adoption of IFRS 15 Revenue from Contracts with Customers, as described in the accounting policies.